Contractual Assets with Customers - Exclusive Rights	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Contractual Assets with Customers - Exclusive Rights
11.	Contractual Assets with Customers – Exclusive Rights

Refers to exclusive rights disbursements of Ipiranga’s agreements with reseller service stations and major consumers that are recognized at the time of their occurrence and recognized as a reduction of the revenue from sales and services in the statement of profit or loss according to the conditions established in the agreement (amortization in weighted average term of five years), being reviewed as changes occur under the terms of the agreements.

Balance and changes are shown below:

	12/31/2018	12/31/2017	1/1/2017
		Restated (i)	Restated (i)
Initial balance	—	—	—
IFRS 15 adoption	1,502,360	1,438,084	1,392,895

Initial balance – restated (i)	1,502,360	1,438,084	1,392,895
Additions	390,177	529,732	514,291
Amortization	(371,825)	(463,049)	(463,490)
Transfer	(2,235)	(2,407)	(5,612)

Final balance	1,518,477	1,502,360	1,438,084

Current	484,473	456,213	448,316
Non-current	1,034,004	1,046,147	989,768

(i)	See Note 2.x.